Earnings per Share ("EPS")	12 Months Ended
Dec. 31, 2018
Earnings per Share ("EPS")
Earnings per Share ("EPS")

(11) Earnings per Share (“EPS”)

Basic EPS is calculated by dividing net income by the weighted average number of common shares outstanding. The computation of diluted EPS assumes the issuance of common shares for all dilutive potential common shares outstanding during the reporting period. The calculation of the basic EPS and the diluted EPS for the years ended December 31, 2018, 2017, and 2016 is set forth in the following table:

	Net Income	Shares	Per Share
	(Numerator)	(Denominator)	Amount
	(Dollars in Thousands,
	Except Per Share Amounts)
December 31, 2018:
Basic EPS
Net income available to common shareholders	$215,931	66,106,580	$3.27
Potential dilutive common shares and warrants	—	527,240
Diluted EPS	$215,931	66,633,820	$3.24
December 31, 2017:
Basic EPS
Net income available to common shareholders	$157,436	66,046,155	$2.38
Potential dilutive common shares and warrants	—	732,281
Diluted EPS	$157,436	66,778,436	$2.36
December 31, 2016:
Basic EPS
Net income available to common shareholders	$133,932	65,967,989	$2.03
Potential dilutive common shares	—	345,501
Diluted EPS	$133,932	66,313,490	$2.02